UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott McCuaig
Title: President, Private Client Group & Chief Operating Officer
Phone: (314) 342-2844
Signature, Place, and Date of Signing:

    Scott McCuaig     St. Louis, Missouri          June 30, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CENTURY SECURITIES ASSOCIATES, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 06/30/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $10,305,178

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 06/30/10

NAME OF ISSUER	CLASS	CUSIP	VALUE	SHARES	SOLE	NONE
AER ENERGY RES INCOLDCHG	COM	944108	104	41609	0	41609
ALTRIA GROUP INC        	COM	02209S103   	277714	13858	410	13448
AMERICAN TOWER CORP     	COM	29912201	223568	5024	0	5024
APPLE INC               	COM	37833100	421564	1676	12	1664
AT&T INC                	COM	00206R102   	261107	10794	333	10461
BANK AMER CORP          	PRF	60505559	347619	13955	577	13378
BANK OF AMERICA CORP    	COM	60505104	258272	17973	346	17627
BARCLAYS BANK PLC ADR   	PRF	06739H362   	212611	8678	352	8326
BOEING COMPANY          	COM	97023105	308542	4917	0	4917
CAPSTEAD MTG CORP NEW	ETF	14067E506   	116805	10561	422	10139
CATERPILLAR INC         	COM	149123101	202556	3372	0	3372
CHEVRON CORP            	COM	166764100	248164	3657	173	3484
CHINA TEL GROUP INC     	COM	16944J103   	3300	10000	0	10000
CUMMINS INC             	COM	231021106	293085	4500	0	4500
DANAHER CORP            	COM	235851102	212549	5726	76	5650
DISC MOTION          WTS	WAR	            	0	40000	0	40000
DISC MOTION TECHNOLGIES 	CVB	            	60000	60000	0	60000
DISC MOTION TECHNOLOGIES	COM	            	75000	50000	0	50000
GENERAL ELECTRIC CAPITAL	PRF	369622485	245700	9750	0	9750
GENERAL ELECTRIC COMPANY	COM	369604103	251557	17445	689	16756
INTEL CORP              	COM	458140100	435524	22392	459	21933
INTERNATIONAL BUSINESS  	COM	459200101	305613	2475	64	2411
ISHARES IBOXX           	ETF	464287242	334165	3081	595	2486
ISHARES S&P 500 VALUE   	ETF	464287408	204401	4116	0	4116
ISHARES TR              	ETF	464287598	213804	3944	0	3944
ISHARES TR              	ETF	464287614	232266	5068	0	5068
ISHARES TR DOW JONES US 	ETF	464287739	361912	7666	326	7340
ISHARES TRUST           	ETF	464287432	218864	2151	136	2015
ISHARES TRUST           	ETF	464288687	234071	6316	57	6259
JOHNSON & JOHNSON       	COM	478160104	252245	4271	155	4116
KINDER MORGAN ENERGY    	COM	494550106	292770	4500	0	4500
KV PHARMACEUTICAL       	COM	482740206	40403	48099	0	48099
MCDONALDS CORP          	COM	580135101	278696	4231	0	4231
NATIONAL CITY CORP      	CVB	635405AW3   	10075	10000	0	10000
PPLUS TRUST             	PRF	73941X874   	277575	13580	0	13580
PROCTER & GAMBLE COMPANY	COM	742718109	255215	4255	151	4104
SAND RIDGE GOLF CLUB    	COM	            	0	91965	0	91965
SCRIPPS NETWORKS        	COM	811065101	213802	5300	0	5300
SECTOR SPDR TR SBI      	ETF	81369Y407   	378166	12982	986	11996
SECTOR SPDR TR SBI      	ETF	81369Y605   	414604	30022	2271	27751
SECTOR SPDR TR SBI      	ETF	81369Y704   	300139	10942	819	10123
SPDR GOLD TRUST         	COM	78463V107   	297751	2447	129	2318
VANGUARD SMALL CAP      	ETF	922908595	312717	5312	347	4965
VANGUARD SMALL CAP VALUE	ETF	922908611	420582	7803	519	7284